Notes to the consolidated statements of income - (Gain) loss related to divestitures of Care Coordination activities (Details) € in Thousands, $ in Thousands			12 Months Ended
	Jun. 28, 2018 USD ($)	Jun. 28, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Divestments
Proceeds from divestitures			€ 14,608	€ 43,317	€ 1,532,803
Sound
Divestments
Proceeds from divestitures	$ 1,770,516	€ 1,531,109
Net gains (losses) from the sale of investments and divestitures					€ 809,003